Retirement benefits - Financial Assumptions (Details) - year	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.K.
Disclosure of defined benefit plans [line items]
Discount rate	2.40%	2.60%	3.70%
Retail Price Inflation	3.10%	3.20%	3.00%
Salary inflation			4.00%
Consumer Price Inflation	2.10%	2.20%	2.00%
Pension increases	1.70%	1.80%	1.70%
U.K. | Pre 6 April 1997
Disclosure of defined benefit plans [line items]
Pension increases	1.90%	2.00%	1.80%
U.K. | 1997 - 2005
Disclosure of defined benefit plans [line items]
Pension increases	2.10%	2.20%	2.10%
Non-U.K.
Disclosure of defined benefit plans [line items]
Discount rate	3.60%	4.20%	4.50%
Male | U.K. | Age 65 at accounting date
Disclosure of defined benefit plans [line items]
Life expectancy	21.6	21.5
Male | U.K. | Aged 65 at 20 years after accounting date
Disclosure of defined benefit plans [line items]
Life expectancy	23.3	23.2
Female | U.K. | Age 65 at accounting date
Disclosure of defined benefit plans [line items]
Life expectancy	24.6	24.5
Female | U.K. | Aged 65 at 20 years after accounting date
Disclosure of defined benefit plans [line items]
Life expectancy	26.5	26.4